Rule 497(e)

Registration Nos. 333-210186 and 811-23147

First Trust Exchange-Traded Fund VIII

(the “Trust”)

FT Vest Nasdaq-100® Moderate Buffer ETF – August

FT Vest U.S. Equity Buffer ETF – August

FT Vest U.S. Equity Deep Buffer ETF – August

FT Vest U.S. Equity Dual Directional Buffer ETF – August

FT Vest U.S. Equity Enhance & Moderate Buffer ETF – August

FT Vest U.S. Equity Moderate Buffer ETF – August

FT Vest U.S. Small Cap Moderate Buffer ETF – August

(each a “Fund”)

Supplement To each Fund’s Prospectus

Dated August 11, 2026

As described in each Fund’s prospectus, Fund shareholders are subject to an upside return cap that represents the maximum percentage return an investor can achieve from an investment in a Fund for a given Target Outcome Period. On August 21, 2026, each Fund’s current Target Outcome Period will end, and a new Target Outcome Period will begin as of August 24, 2026. The new Target Outcome Period will end on August 20, 2027. While the actual caps will not be determined until the first day of the new Target Outcome Period, set forth below are the anticipated cap ranges for each Fund for the Target Outcome Period beginning on August 24, 2026. A supplement to each Fund’s prospectus will be filed on August 24, 2026 that will include the actual cap for the new Target Outcome Period, which may be higher or lower than the anticipated cap ranges set forth below.

Fund	Anticipated cap range (before fees and expenses)	Anticipated cap range (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund’s management fee)
FT Vest Nasdaq-100® Moderate Buffer ETF – August (QMAG)	16.50% - 19.40%	15.60% - 18.50%
FT Vest U.S. Equity Buffer ETF – August (FAUG)	13.50% - 15.70%	12.65% - 14.85%
FT Vest U.S. Equity Deep Buffer ETF – August (DAUG)	11.30% - 13.30%	10.45% - 12.45%
FT Vest U.S. Equity Dual Directional Buffer ETF – August (DLAG)	11.00% - 13.70%	10.15% - 12.85%
FT Vest U.S. Equity Enhance & Moderate Buffer ETF – August (XAUG)	9.40% - 11.40%	8.55% - 10.55%
FT Vest U.S. Equity Moderate Buffer ETF – August (GAUG)	11.20% - 13.20%	10.35% - 12.35%
FT Vest U.S. Small Cap Moderate Buffer ETF – August (SAUG)	15.90% - 18.60%	15.00% - 17.70%

Please Keep this Supplement with your Fund Prospectus for Future Reference